Property and Equipment (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Property and Equipment [Abstract]
Provision for write-off of property	$ 1,119
Construction	$ 5,510	$ 10,920